UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-2944

                       OPPENHEIMER QUEST VALUE FUND, INC.
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: OCTOBER

                      Date of reporting period: 07/31/2006

ITEM 1. SCHEDULE OF INVESTMENTS.


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Oppenheimer Quest Value Fund, Inc.

STATEMENT OF INVESTMENTS  July 31, 2006 / Unaudited
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
                                                                                      SHARES             VALUE
---------------------------------------------------------------------------------------------------------------
COMMON STOCKS--94.7%
---------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--5.9%
---------------------------------------------------------------------------------------------------------------
MEDIA--5.9%
Liberty Global, Inc., Series A                                                       673,485    $   14,715,647
---------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series C 1                                                   1,523,236        32,262,138
---------------------------------------------------------------------------------------------------------------
News Corp., Inc., Cl. A                                                              239,400         4,606,056
                                                                                                ---------------
                                                                                                    51,583,841
---------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--8.2%
---------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.4%
Wal-Mart Stores, Inc.                                                                272,100        12,108,450
---------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--2.5%
ConAgra Foods, Inc.                                                                1,022,900        21,992,350
---------------------------------------------------------------------------------------------------------------
TOBACCO--4.3%
Altria Group, Inc.                                                                   474,500        37,945,765
---------------------------------------------------------------------------------------------------------------
ENERGY--9.5%
---------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.5%
Halliburton Co.                                                                      137,800         4,597,008
---------------------------------------------------------------------------------------------------------------
OIL & GAS--9.0%
Exxon Mobil Corp.                                                                  1,042,700        70,632,498
---------------------------------------------------------------------------------------------------------------
TotalFinaElf SA, Sponsored ADR                                                       128,800         8,788,024
                                                                                                ---------------
                                                                                                    79,420,522
---------------------------------------------------------------------------------------------------------------
FINANCIALS--31.1%
---------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--7.0%
Bear Stearns Cos., Inc. (The)                                                         59,700         8,469,639
---------------------------------------------------------------------------------------------------------------
E*TRADE Financial Corp. 1                                                            197,800         4,610,718
---------------------------------------------------------------------------------------------------------------
UBS AG                                                                               887,800        48,296,320
                                                                                                ---------------
                                                                                                    61,376,677
---------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--4.4%
Wachovia Corp.                                                                       716,700        38,436,621
---------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--4.1%
Capital One Financial Corp.                                                          469,600        36,323,560
---------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--4.3%
Bank of America Corp.                                                                733,100        37,776,643
---------------------------------------------------------------------------------------------------------------
INSURANCE--8.1%
Everest Re Group Ltd.                                                                448,400        42,423,124
---------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                                                      606,500        20,802,950
---------------------------------------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd.                                                  304,400         8,611,476
                                                                                                ---------------
                                                                                                    71,837,550
---------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--3.2%
Countrywide Financial Corp.                                                          452,300        16,205,909
---------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                          213,300        12,341,538
                                                                                                ---------------
                                                                                                    28,547,447
---------------------------------------------------------------------------------------------------------------
HEALTH CARE--5.2%
---------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.5%
UnitedHealth Group, Inc.                                                              90,500         4,328,615
---------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--4.7%
Abbott Laboratories                                                                   94,300         4,504,711
---------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                         664,900        17,280,751


1       |       Oppenheimer Quest Value Fund, Inc.

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Oppenheimer Quest Value Fund, Inc.

STATEMENT OF INVESTMENTS  July 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                      SHARES             VALUE
---------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS CONTINUED
Sanofi-Aventis SA, ADR                                                               424,300    $   20,107,577
                                                                                                ---------------
                                                                                                    41,893,039
---------------------------------------------------------------------------------------------------------------
INDUSTRIALS--12.3%
---------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--5.6%
Rockwell Collins, Inc.                                                                77,400         4,130,838
---------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                            732,400        45,547,956
                                                                                                ---------------
                                                                                                    49,678,794
---------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.0%
Cendant Corp.                                                                        573,700         8,611,237
---------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--5.7%
Siemens AG, Sponsored ADR                                                            616,700        49,786,191
---------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--10.4%
---------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.8%
Hutchinson Technology, Inc. 1                                                        377,500         6,813,875
---------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.9%
eBay, Inc. 1                                                                         349,100         8,402,837
---------------------------------------------------------------------------------------------------------------
SOFTWARE--8.7%
Compuware Corp. 1                                                                    706,100         4,935,639
---------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                    1,064,200        25,572,726
---------------------------------------------------------------------------------------------------------------
Novell, Inc. 1                                                                     1,592,822        10,337,415
---------------------------------------------------------------------------------------------------------------
Synopsys, Inc. 1                                                                   1,287,800        23,051,620
---------------------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1,2                                            1,171,300        12,544,623
                                                                                                ---------------
                                                                                                    76,442,023
---------------------------------------------------------------------------------------------------------------
MATERIALS--2.7%
---------------------------------------------------------------------------------------------------------------
CHEMICALS--1.0%
Praxair, Inc.                                                                        154,400         8,467,296
---------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--1.0%
Cemex SA de CV, Sponsored ADR                                                        304,200         8,614,944
---------------------------------------------------------------------------------------------------------------
METALS & MINING--0.7%
Phelps Dodge Corp.                                                                    75,800         6,620,372
---------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.6%
---------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.8%
IDT Corp., Cl. B 1                                                                   562,100         7,520,898
---------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--2.8%
Sprint Nextel Corp.                                                                1,233,600        24,425,280
---------------------------------------------------------------------------------------------------------------
UTILITIES--5.8%
---------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.5%
Reliant Energy, Inc. 1                                                               353,000         4,440,740
---------------------------------------------------------------------------------------------------------------
ENERGY TRADERS--2.0%
AES Corp. (The) 1                                                                    908,300        18,038,838
---------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--3.3%
CMS Energy Corp. 1                                                                   678,310         9,503,123
---------------------------------------------------------------------------------------------------------------
PG&E Corp.                                                                           239,400         9,978,192
---------------------------------------------------------------------------------------------------------------
Sempra Energy                                                                        194,000         9,362,440
                                                                                                ---------------
                                                                                                    28,843,755
                                                                                                ---------------
Total Common Stocks (Cost $803,708,570)                                                            834,875,168


2       |       Oppenheimer Quest Value Fund, Inc.

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Oppenheimer Quest Value Fund, Inc.

STATEMENT OF INVESTMENTS  July 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                       UNITS             VALUE
---------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.1%
---------------------------------------------------------------------------------------------------------------
Raytheon Co. Wts., Exp. 6/16/11 1  (Cost $0)                                          74,983    $      967,281

                                                                                   PRINCIPAL
                                                                                      AMOUNT
---------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.1%
---------------------------------------------------------------------------------------------------------------
Undivided interest of 0.74% in joint repurchase agreement (Principal
Amount/Value $1,265,611,000, with a maturity value of $1,265,794,514)
with UBS Warburg LLC, 5.22%, dated 7/31/06, to be repurchased at
$9,362,357 on 8/1/06, collateralized by Federal National Mortgage Assn.,
5%-6%, 4/1/35-12/1/35, with a value of $845,724,461 and Federal Home
Loan Mortgage Corp., 5.50%, 5/1/35, with a value of $448,829,145
(Cost $9,361,000)                                                               $  9,361,000         9,361,000
---------------------------------------------------------------------------------------------------------------

Total Investments, at Value (excluding Investments Purchased with Cash
Collateral from Securities Loaned) (Cost $813,069,570)                                             845,203,449
---------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--1.3% 3
---------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.3%
Undivided interest of 0.36% in joint repurchase agreement (Principal
Amount/Value $3,200,000,000, with a maturity value of $3,200,471,111)
with Nomura Securities, 5.30%, dated 7/31/06, to be repurchased at
$11,642,054 on 8/1/06, collateralized by U.S. Agency Mortgages, 0.00%--
6%, 11/15/18--6/25/43, with a value of $3,264,000,000 (Cost $11,640,340)          11,640,340        11,640,340
---------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $824,709,910)                                         97.2%      856,843,789
---------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                          2.8        24,569,822
                                                                                -------------------------------
Net Assets                                                                             100.0%   $  881,413,611
                                                                                ===============================

Footnotes to Statement of Investments

1. Non-income producing security.

2. Partial or fully-loaned security. See accompanying Notes.

3. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                   $  827,171,124
                                                 ===============

Gross unrealized appreciation                    $   70,347,757
Gross unrealized depreciation                       (40,675,092)
                                                 ---------------
Net unrealized appreciation                      $   29,672,665
                                                 ===============


3       |       Oppenheimer Quest Value Fund, Inc.

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Oppenheimer Quest Value Fund, Inc.

STATEMENT OF INVESTMENTS  July 31, 2006 / Unaudited
--------------------------------------------------------------------------------

NOTES TO QUARTERLY STATEMENT OF INVESTMETS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.


4       |       Oppenheimer Quest Value Fund, Inc.

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Oppenheimer Quest Value Fund, Inc.

STATEMENT OF INVESTMENTS  July 31, 2006 / Unaudited
--------------------------------------------------------------------------------

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of July 31, 2006, the Fund had on loan securities valued at $11,301,469, which are included in the Statement of Assets and Liabilities in the annual and semiannual reports as "Investments, at value" and, when applicable, as "Investments sold". Collateral of $11,640,340 was received for the loans, all of which was received in cash and subsequently invested in approved investments or held as cash.


5       |       Oppenheimer Quest Value Fund, Inc.



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 07/31/2006, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Quest Value Fund, Inc.


By:   /S/ JOHN V. MURPHY
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 09/14/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ JOHN V. MURPHY
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 09/14/2006


By:   /S/ BRIAN W. WIXTED
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 09/14/2006